KELMOORE STRATEGIC TRUST

Kelmoore Strategy® Fund

Kelmoore Strategy® Eagle Fund

Kelmoore Strategy® Liberty Fund

(the “Funds”)

Supplement dated June 29, 2007 to the Prospectus dated May 1, 2007

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Independent Registered Public Accounting Firm

The Audit Committee of the Funds has approved the selection of KPMG LLP (“KPMG”) as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ending December 31, 2007. Accordingly, the reference to the Funds’ independent registered public accounting firm on the back cover of the Prospectus is revised to identify KPMG, which is located at 1601 Market Street, Philadelphia, Pennsylvania 19103-2499.

KELMOORE STRATEGIC TRUST

Kelmoore Strategy® Fund

Kelmoore Strategy® Eagle Fund

Kelmoore Strategy® Liberty Fund

(the “Funds”)

Supplement dated June 29, 2007 to the Statement of Additional Information dated May 1, 2007

This Supplement provides new and additional information beyond that contained in the Statement of
Additional Information and should be read in conjunction with the Statement of Additional Information.

Independent Registered Public Accounting Firm

The Audit Committee of the Funds has approved the selection of KPMG LLP (“KPMG”) as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ending December 31, 2007. Accordingly, the reference to the Funds’ independent registered public accounting firm on page 21 of the Statement of Additional Information is revised to identify KPMG, which is located at 1601 Market Street, Philadelphia, Pennsylvania 19103-2499.